Summary of principal accounting policies - Allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Receivables [Abstract]
Balance at the beginning of year	¥ 3,268		¥ 5,025	¥ 440
Provision for doubtful accounts	3,206	$ 503	5,302	7,063
Write-offs	(488)		(7,059)	(2,478)
Balance at the end of year	¥ 5,986		¥ 3,268	¥ 5,025